LEASE LIABILITIES	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
LEASE LIABILITIES

9. LEASE LIABILITIES

The Company leases certain assets under lease agreements. The lease liabilities consist of leases of facilities and vehicles with terms ranging from one to five years. The leases are calculated using incremental borrowing rates ranging from 11.7% to 13.3%.

Total
Balance at December 31, 2024	$428,021
Interest expense	36,711
Lease payments	(190,857)
Balance at December 31, 2025	273,875
Interest expense	6,742
Lease payments	(47,714)
Balance at March 31, 2026	$232,903

Which consists of:

	March 31, 2026	December 31, 2025
Current lease liability	$125,926	$143,624
Non-current lease liability	106,977	130,251
Ending balance	$232,903	$273,875

Maturity analysis	March 31, 2026	December 31, 2025
Less than one year	$143,889	$165,022
One to three years	114,991	141,519
Total undiscounted lease liabilities	$258,880	$306,541
Amount representing interest	(25,977)	(32,666)
	$232,903	$273,875

Variable lease payments of $47,337, (2025 – $28,807) have been recognized in profit and loss.